UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

March
Date of reporting period:
September 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Multi-Manager Growth Strategies Fund
Institutional Class / CZMGX
Semiannual Shareholder Report | September 30, 2024
This
semiannual shareholder report
contains important information about Multi-Manager Growth Strategies Fund (the Fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 40	0.74% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 4,709,633,917
Total number of portfolio holdings	157
Portfolio turnover for the reporting period	24%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	9.5%
Microsoft Corp.	8.5%
Meta Platforms, Inc., Class A	6.1%
Amazon.com, Inc.	5.8%
Apple, Inc.	5.4%
Tesla, Inc.	3.7%
Netflix, Inc.	3.4%
Alphabet, Inc., Class A	3.0%
Oracle Corp.	2.9%
Eli Lilly & Co.	2.5%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit
the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the
Colu
mbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Multi-Manager Growth Strategies Fund
Semiannual Financial Statements and Additional Information
September 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Multi-Manager Growth Strategies Fund | 2024

Portfolio of Investments
September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.8%
Issuer	Shares	Value ($)
Communication Services 16.0%
Entertainment 4.7%
Netflix, Inc.(a)	226,874	160,914,922
Spotify Technology SA(a)	52,967	19,519,929
Walt Disney Co. (The)	435,034	41,845,920
Total		222,280,771
Interactive Media & Services 11.0%
Alphabet, Inc., Class A	855,507	141,885,836
Alphabet, Inc., Class C	514,759	86,062,557
Meta Platforms, Inc., Class A	502,166	287,459,905
Total		515,408,298
Media 0.3%
Trade Desk, Inc. (The), Class A(a)	126,834	13,907,348
Total Communication Services		751,596,417
Consumer Discretionary 14.9%
Automobiles 3.7%
Tesla, Inc.(a)	664,421	173,832,466
Broadline Retail 6.4%
Alibaba Group Holding Ltd., ADR	143,674	15,246,685
Amazon.com, Inc.(a)	1,453,606	270,850,406
MercadoLibre, Inc.(a)	6,251	12,826,802
Ollie’s Bargain Outlet Holdings, Inc.(a)	40,912	3,976,646
Total		302,900,539
Diversified Consumer Services 0.1%
Grand Canyon Education, Inc.(a)	37,784	5,359,660
H&R Block, Inc.	19,642	1,248,249
Total		6,607,909
Hotels, Restaurants & Leisure 2.6%
Airbnb, Inc., Class A(a)	5,145	652,438
Booking Holdings, Inc.	1,585	6,676,210
Chipotle Mexican Grill, Inc.(a)	61,875	3,565,238
DoorDash, Inc., Class A(a)	169,117	24,138,069
McDonald’s Corp.	39,235	11,947,450
Starbucks Corp.	456,910	44,544,156
Wingstop, Inc.	4,665	1,941,013
Common Stocks (continued)
Issuer	Shares	Value ($)
Yum China Holdings, Inc.	141,994	6,392,570
Yum! Brands, Inc.	150,368	21,007,913
Total		120,865,057
Household Durables 0.6%
D.R. Horton, Inc.	116,428	22,210,970
PulteGroup, Inc.	36,068	5,176,840
Total		27,387,810
Specialty Retail 1.0%
AutoZone, Inc.(a)	4,223	13,302,619
Burlington Stores, Inc.(a)	6,635	1,748,190
O’Reilly Automotive, Inc.(a)	218	251,049
Ross Stores, Inc.	112,282	16,899,564
TJX Companies, Inc. (The)	133,384	15,677,955
Total		47,879,377
Textiles, Apparel & Luxury Goods 0.5%
Deckers Outdoor Corp.(a)	22,536	3,593,365
NIKE, Inc., Class B	207,893	18,377,741
Total		21,971,106
Total Consumer Discretionary		701,444,264
Consumer Staples 2.2%
Beverages 1.5%
Celsius Holdings, Inc.(a)	97,760	3,065,754
Coca-Cola Co. (The)	296,379	21,297,795
Monster Beverage Corp.(a)	813,720	42,451,772
PepsiCo, Inc.	25,045	4,258,902
Total		71,074,223
Consumer Staples Distribution & Retail 0.5%
Costco Wholesale Corp.	25,799	22,871,329
Household Products 0.2%
Colgate-Palmolive Co.	63,091	6,549,477
Procter & Gamble Co. (The)	22,414	3,882,105
Total		10,431,582
Total Consumer Staples		104,377,134
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund  | 2024

Portfolio of Investments (continued)
September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
Cheniere Energy, Inc.	10,426	1,875,012
ConocoPhillips Co.	46,416	4,886,676
Total		6,761,688
Total Energy		6,761,688
Financials 8.0%
Banks 0.1%
Popular, Inc.	69,748	6,993,632
Capital Markets 1.9%
Blackstone, Inc.	65,817	10,078,557
FactSet Research Systems, Inc.	45,101	20,739,695
Goldman Sachs Group, Inc. (The)	23,817	11,792,035
KKR & Co., Inc., Class A	111,941	14,617,256
MSCI, Inc.	23,127	13,481,422
SEI Investments Co.	256,109	17,720,182
Total		88,429,147
Consumer Finance 0.6%
American Express Co.	85,543	23,199,262
SLM Corp.	242,369	5,542,979
Total		28,742,241
Financial Services 4.5%
Berkshire Hathaway, Inc., Class B(a)	27,516	12,664,514
Block, Inc., Class A(a)	308,612	20,717,123
Equitable Holdings, Inc.	23,522	988,630
MasterCard, Inc., Class A	133,386	65,866,007
PayPal Holdings, Inc.(a)	250,075	19,513,352
Visa, Inc., Class A	326,578	89,792,621
Total		209,542,247
Insurance 0.9%
Allstate Corp. (The)	36,558	6,933,225
Brown & Brown, Inc.	39,568	4,099,245
Kinsale Capital Group, Inc.	6,447	3,001,530
Marsh & McLennan Companies, Inc.	34,560	7,709,990
Primerica, Inc.	9,587	2,541,993
Common Stocks (continued)
Issuer	Shares	Value ($)
Progressive Corp. (The)	67,970	17,248,067
Ryan Specialty Holdings, Inc., Class A	15,127	1,004,281
Total		42,538,331
Total Financials		376,245,598
Health Care 10.6%
Biotechnology 2.7%
AbbVie, Inc.	37,880	7,480,542
Alnylam Pharmaceuticals, Inc.(a)	18,239	5,016,272
Exelixis, Inc.(a)	278,709	7,232,499
Neurocrine Biosciences, Inc.(a)	57,377	6,610,978
Regeneron Pharmaceuticals, Inc.(a)	55,358	58,194,544
Vertex Pharmaceuticals, Inc.(a)	90,807	42,232,520
Total		126,767,355
Health Care Equipment & Supplies 1.6%
Abbott Laboratories	59,569	6,791,462
Edwards Lifesciences Corp.(a)	42,469	2,802,529
Inspire Medical Systems, Inc.(a)	13,014	2,746,605
Intuitive Surgical, Inc.(a)	113,053	55,539,547
ResMed, Inc.	33,217	8,108,934
Total		75,989,077
Health Care Providers & Services 0.4%
Chemed Corp.	611	367,193
HCA Healthcare, Inc.	21,631	8,791,487
McKesson Corp.	18,971	9,379,642
UnitedHealth Group, Inc.	1,694	990,448
Total		19,528,770
Health Care Technology 0.2%
Doximity, Inc., Class A(a)	177,566	7,736,551
Life Sciences Tools & Services 1.1%
Illumina, Inc.(a)	130,636	17,036,241
Medpace Holdings, Inc.(a)	20,432	6,820,201
Thermo Fisher Scientific, Inc.	43,823	27,107,593
Total		50,964,035
Pharmaceuticals 4.6%
Eli Lilly & Co.	133,759	118,502,448
Merck & Co., Inc.	207,926	23,612,077
Novartis AG, ADR	171,180	19,689,124
Novo Nordisk A/S, ADR	257,334	30,640,759
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Growth Strategies Fund  | 2024

Portfolio of Investments (continued)
September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Roche Holding AG, ADR	392,115	15,659,112
Zoetis, Inc.	42,997	8,400,754
Total		216,504,274
Total Health Care		497,490,062
Industrials 6.4%
Aerospace & Defense 2.4%
Boeing Co. (The)(a)	421,048	64,016,138
Howmet Aerospace, Inc.	83,433	8,364,158
Lockheed Martin Corp.	38,817	22,690,866
TransDigm Group, Inc.	12,973	18,514,157
Total		113,585,319
Air Freight & Logistics 0.5%
Expeditors International of Washington, Inc.	171,172	22,492,001
Building Products 0.8%
Armstrong World Industries, Inc.	86,697	11,394,587
Carlisle Companies, Inc.	3,216	1,446,396
Trane Technologies PLC	64,542	25,089,411
Total		37,930,394
Commercial Services & Supplies 0.6%
Cintas Corp.	105,056	21,628,929
Waste Management, Inc.	21,915	4,549,554
Total		26,178,483
Construction & Engineering 0.5%
Comfort Systems U.S.A., Inc.	7,313	2,854,630
EMCOR Group, Inc.	21,166	9,112,598
Quanta Services, Inc.	34,406	10,258,149
Total		22,225,377
Electrical Equipment 0.4%
Eaton Corp. PLC	40,310	13,360,346
Vertiv Holdings Co.	70,538	7,017,826
Total		20,378,172
Ground Transportation 0.6%
Uber Technologies, Inc.(a)	382,263	28,730,887
Industrial Conglomerates 0.2%
3M Co.	85,185	11,644,790
Machinery 0.2%
Deere & Co.	21,621	9,023,092
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.2%
W.W. Grainger, Inc.	7,931	8,238,802
Total Industrials		300,427,317
Information Technology 38.7%
Communications Equipment 0.9%
Arista Networks, Inc.(a)	82,539	31,680,119
Motorola Solutions, Inc.	22,334	10,042,036
Total		41,722,155
Electronic Equipment, Instruments & Components 0.2%
Amphenol Corp., Class A	145,193	9,460,776
IT Services 1.2%
Cloudflare, Inc.(a)	51,104	4,133,803
International Business Machines Corp.	42,523	9,400,985
MongoDB, Inc.(a)	6,394	1,728,618
Shopify, Inc., Class A(a)	466,611	37,394,205
VeriSign, Inc.(a)	15,666	2,975,913
Total		55,633,524
Semiconductors & Semiconductor Equipment 13.5%
Advanced Micro Devices, Inc.(a)	12,158	1,994,885
Applied Materials, Inc.	42,732	8,634,001
ASML Holding NV	2,166	1,804,820
Broadcom, Inc.	437,190	75,415,275
KLA Corp.	9,678	7,494,740
Lam Research Corp.	25,893	21,130,759
Monolithic Power Systems, Inc.	3,806	3,518,647
NVIDIA Corp.	3,665,675	445,159,572
Onto Innovation, Inc.(a)	22,740	4,719,914
QUALCOMM, Inc.	318,331	54,132,187
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	71,241	12,372,424
Total		636,377,224
Software 17.1%
Adobe, Inc.(a)	31,824	16,477,831
Appfolio, Inc., Class A(a)	18,075	4,254,855
Autodesk, Inc.(a)	174,902	48,182,003
Datadog, Inc., Class A(a)	14,291	1,644,322
Fair Isaac Corp.(a)	4,401	8,553,431
Fortinet, Inc.(a)	137,304	10,647,925
Gitlab, Inc., Class A(a)	144,011	7,422,327
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund  | 2024

Portfolio of Investments (continued)
September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
HubSpot, Inc.(a)	10,908	5,798,693
Intuit, Inc.	18,687	11,604,627
Manhattan Associates, Inc.(a)	19,180	5,396,868
Microsoft Corp.	933,120	401,521,536
Oracle Corp.	808,642	137,792,597
Palantir Technologies, Inc., Class A(a)	105,354	3,919,169
Palo Alto Networks, Inc.(a)	20,155	6,888,979
Pegasystems, Inc.	2,810	205,383
Salesforce, Inc.	236,987	64,865,712
ServiceNow, Inc.(a)	40,462	36,188,808
Smartsheet, Inc., Class A(a)	161,655	8,949,221
Synopsys, Inc.(a)	20,481	10,371,374
Workday, Inc., Class A(a)	71,173	17,395,393
Total		808,081,054
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.	1,094,814	255,091,662
NetApp, Inc.	132,084	16,313,695
Total		271,405,357
Total Information Technology		1,822,680,090
Materials 0.3%
Chemicals 0.0%
Ecolab, Inc.	8,301	2,119,494
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	53,920	2,691,687
Southern Copper Corp.	97,185	11,241,389
Total		13,933,076
Total Materials		16,052,570
Real Estate 0.4%
Retail REITs 0.3%
Simon Property Group, Inc.	92,570	15,646,181
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 0.1%
Equinix, Inc.	513	455,354
Lamar Advertising Co., Class A	35,766	4,778,338
Total		5,233,692
Total Real Estate		20,879,873
Utilities 0.2%
Electric Utilities 0.2%
NRG Energy, Inc.	76,640	6,981,904
Total Utilities		6,981,904
Total Common Stocks (Cost $2,873,584,193)		4,604,936,917

Exchange-Traded Equity Funds 0.1%
	Shares	Value ($)
U.S. Large Cap 0.1%
Natixis Loomis Sayles Focused Growth ETF(a)	116,982	4,139,467
Total Exchange-Traded Equity Funds (Cost $4,132,684)		4,139,467

Money Market Funds 1.9%

Columbia Short-Term Cash Fund, 5.123%(b),(c)	90,860,533	90,851,447
Total Money Market Funds (Cost $90,841,369)		90,851,447
Total Investments in Securities (Cost: $2,968,558,246)		4,699,927,831
Other Assets & Liabilities, Net		9,706,086
Net Assets		4,709,633,917
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Growth Strategies Fund  | 2024

Portfolio of Investments (continued)
September 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	118,727,983	372,821,766	(400,707,600)	9,298	90,851,447	(2,571)	2,831,422	90,860,533
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund  | 2024

Portfolio of Investments (continued)
September 30, 2024 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	751,596,417	—	—	751,596,417
Consumer Discretionary	701,444,264	—	—	701,444,264
Consumer Staples	104,377,134	—	—	104,377,134
Energy	6,761,688	—	—	6,761,688
Financials	376,245,598	—	—	376,245,598
Health Care	481,830,950	15,659,112	—	497,490,062
Industrials	300,427,317	—	—	300,427,317
Information Technology	1,822,680,090	—	—	1,822,680,090
Materials	16,052,570	—	—	16,052,570
Real Estate	20,879,873	—	—	20,879,873
Utilities	6,981,904	—	—	6,981,904
Total Common Stocks	4,589,277,805	15,659,112	—	4,604,936,917
Exchange-Traded Equity Funds	4,139,467	—	—	4,139,467
Money Market Funds	90,851,447	—	—	90,851,447
Total Investments in Securities	4,684,268,719	15,659,112	—	4,699,927,831
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Growth Strategies Fund  | 2024

Statement of Assets and Liabilities
September 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,877,716,877)	$4,609,076,384
Affiliated issuers (cost $90,841,369)	90,851,447
Receivable for:
Investments sold	9,624,610
Capital shares sold	2,407,974
Dividends	1,199,355
Expense reimbursement due from Investment Manager	990
Prepaid expenses	27,515
Deferred compensation of board members	245,904
Total assets	4,713,434,179
Liabilities
Payable for:
Investments purchased	693,759
Capital shares redeemed	2,155,183
Management services fees	247,996
Transfer agent fees	290,351
Compensation of chief compliance officer	407
Compensation of board members	6,260
Other expenses	72,252
Deferred compensation of board members	334,054
Total liabilities	3,800,262
Net assets applicable to outstanding capital stock	$4,709,633,917
Represented by
Paid in capital	2,836,257,801
Total distributable earnings (loss)	1,873,376,116
Total - representing net assets applicable to outstanding capital stock	$4,709,633,917
Institutional Class
Net assets	$4,709,633,917
Shares outstanding	232,330,010
Net asset value per share	$20.27
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund  | 2024

Statement of Operations
Six Months Ended September 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$11,919,234
Dividends — affiliated issuers	2,831,422
Foreign taxes withheld	(318,421)
Total income	14,432,235
Expenses:
Management services fees	14,764,601
Transfer agent fees
Institutional Class	1,914,761
Custodian fees	19,022
Printing and postage fees	153,334
Registration fees	63,611
Accounting services fees	28,489
Legal fees	27,956
Interest on interfund lending	1,176
Compensation of chief compliance officer	388
Compensation of board members	27,902
Deferred compensation of board members	12,567
Other	58,724
Total expenses	17,072,531
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(131,626)
Total net expenses	16,940,905
Net investment loss	(2,508,670)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	199,313,430
Investments — affiliated issuers	(2,571)
Net realized gain	199,310,859
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	243,612,505
Investments — affiliated issuers	9,298
Net change in unrealized appreciation (depreciation)	243,621,803
Net realized and unrealized gain	442,932,662
Net increase in net assets resulting from operations	$440,423,992
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Growth Strategies Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Operations
Net investment loss	$(2,508,670)	$(2,570,632)
Net realized gain	199,310,859	411,993,616
Net change in unrealized appreciation (depreciation)	243,621,803	976,984,858
Net increase in net assets resulting from operations	440,423,992	1,386,407,842
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(233,367,449)	(218,951,261)
Institutional 3 Class	—	(161)
Total distributions to shareholders	(233,367,449)	(218,951,422)
Increase (decrease) in net assets from capital stock activity	259,038,582	(727,653,099)
Total increase in net assets	466,095,125	439,803,321
Net assets at beginning of period	4,243,538,792	3,803,735,471
Net assets at end of period	$4,709,633,917	$4,243,538,792

	Six Months Ended		Year Ended
	September 30, 2024 (Unaudited)		March 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	28,420,506	549,193,592	40,679,222	670,420,936
Distributions reinvested	11,834,049	233,367,449	13,405,804	218,951,261
Shares redeemed	(27,193,034)	(523,519,444)	(97,171,879)	(1,617,025,296)
Net increase (decrease)	13,061,521	259,041,597	(43,086,853)	(727,653,099)
Institutional 3 Class
Shares redeemed	(167)	(3,015)	—	—
Net decrease	(167)	(3,015)	—	—
Total net increase (decrease)	13,061,354	259,038,582	(43,086,853)	(727,653,099)
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Institutional Class	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Per share data
Net asset value, beginning of period	$19.35	$14.50	$17.81	$19.34	$13.05	$14.09
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.01)	0.02	(0.04)	(0.00)(a)	0.03
Net realized and unrealized gain (loss)	1.94	5.81	(2.01)	1.52	7.78	(0.23)
Total from investment operations	1.93	5.80	(1.99)	1.48	7.78	(0.20)
Distributions to shareholders
Distributions from net investment income	—	(0.01)	(0.02)	—	(0.00)(a)	(0.02)
Distributions from net realized gains	(1.01)	(0.94)	(1.30)	(3.01)	(1.49)	(0.82)
Total distributions to shareholders	(1.01)	(0.95)	(1.32)	(3.01)	(1.49)	(0.84)
Net asset value, end of period	$20.27	$19.35	$14.50	$17.81	$19.34	$13.05
Total return	10.14%	41.29%	(9.89%)	6.57%	61.13%	(1.88%)
Ratios to average net assets
Total gross expenses(b)	0.75%(c)	0.76%	0.78%	0.75%(c)	0.78%	0.86%(c)
Total net expenses(b),(d)	0.74%(c)	0.74%	0.74%	0.74%(c)	0.69%	0.76%(c)
Net investment income (loss)	(0.11%)	(0.06%)	0.16%	(0.19%)	(0.02%)	0.19%
Supplemental data
Net assets, end of period (in thousands)	$4,709,634	$4,243,536	$3,803,733	$4,059,795	$3,864,347	$2,164,853
Portfolio turnover	24%	44%	83%	53%	45%	42%

Notes to Financial Highlights
(a)	Rounds to zero.
(b)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Growth Strategies Fund  | 2024

Notes to Financial Statements
September 30, 2024 (Unaudited)
Note 1. Organization
Multi-Manager Growth Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers the share class listed in the Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
The Fund’s Board of Trustees approved a proposal to liquidate Institutional 3 Class shares of the Fund. Effective on March 11, 2024, Institutional 3 Class shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Institutional 3 Class shares of the Fund were liquidated. For federal tax purposes, this liquidation was treated as a redemption of fund shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Multi-Manager Growth Strategies Fund  | 2024

Notes to Financial Statements (continued)
September 30, 2024 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Multi-Manager Growth Strategies Fund  | 2024

Notes to Financial Statements (continued)
September 30, 2024 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended September 30, 2024 was 0.64% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with J.P. Morgan Investment Management Inc., Loomis, Sayles & Company, L.P. and Los Angeles Capital Management LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Multi-Manager Growth Strategies Fund  | 2024

Notes to Financial Statements (continued)
September 30, 2024 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares. As a result of Institutional 3 Class shares of the Fund being liquidated, April 19, 2024 was the last day the Fund paid a transfer agency fee for Institutional 3 Class shares.
For the six months ended September 30, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Institutional Class	0.08
Institutional 3 Class	0.00 (a)

(a)	Unannualized.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through July 31, 2025 (%)
Institutional Class	0.74
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated

Multi-Manager Growth Strategies Fund  | 2024

Notes to Financial Statements (continued)
September 30, 2024 (Unaudited)
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,968,558,000	1,774,445,000	(43,075,000)	1,731,370,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at March 31, 2024 as arising on April 1, 2024.
Late year ordinary losses ($)	Post-October capital losses ($)
349,995	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,109,964,733 and $1,062,120,528, respectively, for the six months ended September 30, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Multi-Manager Growth Strategies Fund  | 2024

Notes to Financial Statements (continued)
September 30, 2024 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended September 30, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	7,200,000	5.88	1
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at September 30, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended September 30, 2024.
Note 9. Significant risks
Information technology sector risk
The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.

Multi-Manager Growth Strategies Fund  | 2024

Notes to Financial Statements (continued)
September 30, 2024 (Unaudited)
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At September 30, 2024, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Multi-Manager Growth Strategies Fund  | 2024

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Multi-Manager Growth Strategies Fund (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Loomis, Sayles & Company, L.P., Los Angeles Capital Management LLC, and J.P. Morgan Investment Management Inc. (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

Multi-Manager Growth Strategies Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
•
Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
Multi-Manager Growth Strategies Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate a Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally and the Investment Manager’s evaluation of the contribution of each Subadviser to the Fund’s investment mandate.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.

Multi-Manager Growth Strategies Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.  The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
Multi-Manager Growth Strategies Fund  | 2024

Multi-Manager Growth Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR117_03_P01_(11/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.302_Certification.htm

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	November 21, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	November 21, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	November 21, 2024